Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Issued foreign letters of credit [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 343,649	$ 316,916
Substandard	14
Non-complying
Total	343,663	316,916
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	298,841	149,753
Substandard
Non-complying
Total	298,841	149,753
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	1,881	1,308
Substandard
Non-complying
Total	1,881	1,308
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	42,927	165,538
Substandard	14
Non-complying
Total	42,941	165,538
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal		317
Substandard
Non-complying
Total		317
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total